FAIR VALUE MEASUREMENTS (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS [Abstract]
Changes in methodologies used or transfers between levels	$ 0	$ 0
Investments	215,196,056	198,201,529
Level 2 [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments	0	0
Level 3 [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments	$ 0	$ 0